ORDINARY SHARES AND STATUTORY RESERVE (Ordinary Shares) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	May 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Jun. 30, 2018 USD ($)	Mar. 06, 2018 $ / shares	Mar. 06, 2018 ¥ / shares	Jun. 30, 2017 USD ($)	Feb. 28, 2017 $ / shares	Feb. 28, 2017 ¥ / shares	Mar. 07, 2016 $ / shares	Mar. 07, 2016 ¥ / shares	Aug. 20, 2015 USD ($)
Class of Stock [Line Items]
Total consideration of Shares repurchased | ¥				¥ 202,066	¥ 161,342	¥ 44,406
Dividends Payable, Amount Per Share | (per share)									$ 0.12	¥ 0.76		$ 0.16	¥ 1.10	$ 0.15	¥ 0.98
Dividends, Common Stock, Cash | ¥	¥ 42,955	¥ 63,087	¥ 54,026
Treasury Shares [Member]
Class of Stock [Line Items]
Share repurchase plan, authorized amount | $											$ 30					$ 20
Shares repurchased | shares				3,768,495	1,755,666	648,867	926,113
Total consideration of Shares repurchased | ¥				¥ 202,066	¥ 161,342	¥ 44,406	¥ 49,355
Treasury Shares [Member] | Minimum
Class of Stock [Line Items]
Share repurchase plan, authorized amount | $								$ 30
Treasury Shares [Member] | Maximum
Class of Stock [Line Items]
Share repurchase plan, authorized amount | $								$ 70